Note 22 - Financial liabilities at amortized cost- Securities by Issuer (Details) - EUR (€)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
BBVA International Preferred S A U [Member]
Other Capital Instruments Line Items
Amount Issued	[1]	€ 35,000,000	€ 37,000,000	€ 35,000,000
Unnim Group [Member]
Other Capital Instruments Line Items
Amount Issued	[2]	159,000,000	83,000,000	98,000,000
Compass Group [Member]
Other Capital Instruments Line Items
Amount Issued		0	19,000,000	19,000,000
BBVA Colombia S A[Member]
Other Capital Instruments Line Items
Amount Issued		0	20,000,000	19,000,000
Others [Member]
Other Capital Instruments Line Items
Amount Issued		0	0	9,000,000
Total Member
Other Capital Instruments Line Items
Amount Issued		€ 194,000,000	€ 159,000,000	€ 181,000,000

[1]	(1) Call exercised.
[2]	(2) Unnim Group: Issuances prior to the acquisition by BBVA.